Note 2 - Investment Securities - Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Due in one year or less, amortized cost	$ 500	$ 721
Due in one year or less, estimated fair value	445	657
Due in one year or less, amortized cost	0	0
Due in one year or less, fair value	0	0
Due after one year through five years, amortized cost	2,880	3,152
Due after one year through five years, estimated fair value	2,797	3,042
Due after one year through five years, amortized cost	0	0
Due after five years through ten years, amortized cost	5,547	5,275
Due after five years through ten years, estimated fair value	5,284	4,853
Due after five years through ten years, amortized cost	0	0
Due after five years through ten years, fair value	0	0
Due after ten years, amortized cost	110,388	126,258
Due after ten years	84,897	95,798
Due after ten years, amortized cost	96,996	96,842
Due after ten years, fair value	93,626	90,198
Available for sale, amortized cost	213,570	242,461
Available for sale, estimated fair value	177,795	201,322
Held to maturity, amortized cost	387,799	406,590
Held to maturity, fair value	355,418	375,292
Residential Mortgage-Backed Securities [Member]
Available for sale, amortized cost	81,820	94,226
Available for sale, estimated fair value	72,305	84,481
Held to maturity, amortized cost	232,902	250,615
Held to maturity, fair value	211,313	230,771
Commercial Mortgage-Backed Securities [Member]
Available for sale, amortized cost	12,435	12,829
Available for sale, estimated fair value	12,067	12,491
Held to maturity, amortized cost	57,901	59,133
Held to maturity, fair value	$ 50,479	$ 54,323